Discontinued Operations (Tables)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Discontinued Operations [Abstract]
Schedule of Condensed Consolidated Balance Sheets

The following tables present the balance sheets and the results of operations of the Company classified as discontinued operations for the periods presented:

	March 31,	December 31,
	2025	2024
	(Unaudited)	(Audited)
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$14,533	$148,679
Customer custodial funds	1,260,839	811,265
Customer digital currency assets	813,165	22,930
Digital assets	407	550
Due from affiliates	-	50,768
Other current assets	38,176	54,860

TOTAL CURRENT ASSETS	2,127,120	1,089,052

NON-CURRENT ASSETS:
Intangible assets, net	11,646	14,887

TOTAL NON-CURRENT ASSETS	11,646	14,887
TOTAL ASSETS	$2,138,766	$1,103,939

LIABILITIES AND STOCKHOLDERS’ DEFICIT

CURRENT LIABILITIES:
Accounts payable	$526,045	$504,249
Customer custodial cash liabilities	2,221,182	972,941
Customer digital currency liabilities	9,057	10,514
Due to affiliates	515,406	479,608
Loans payable - related parties, current	704,043	682,875
Interest payable - related parties, current	245,008	203,755
Accrued expenses and other current liabilities	214,495	308,567

TOTAL CURRENT LIABILITIES	4,435,236	3,162,509

NON-CURRENT LIABILITIES:
Loan payable - related parties, net of current portion	17,906	17,368

TOTAL NON-CURRENT LIABILITIES	17,906	17,368

TOTAL LIABILITIES	4,453,142	3,179,877

The following tables presents a reconciliation of the carrying amounts of major classes of assets and liabilities of the Company classified as discontinued operations as of the periods presented:

	December 31,	September 30,	September 30,
	2024	2024	2023
Cash	$148,679	$3,305	$11,470
Customer custodial funds	811,265	31,781	672,500
Customer digital currency assets	22,930	615,362	—
Due from affiliates	50,768	35,046	2,039,274
Notes receivable, related parties, net	—	—	162,820
Other classes of current assets that are not major	55,410	35,756	26,644
Total current assets	1,089,052	721,250	2,912,708
Other classes of non-current assets that are not major	14,887	19,290	33,000
Total assets	$1,103,939	$740,540	$2,945,708

	December 31,	September 30,	September 30,
	2024	2024	2023
Accounts payable	$504,249	$448,307	$138,666
Customer custodial cash liabilities	972,941	827,589	1,443,011
Customer digital currency liabilities	10,514	23,605	—
Due to affiliates	479,608	537,053	5,552,931
Loan payable, related parties, current	682,875	720,515	—
Interest payable, related parties, current	203,755	169,052	—
Accrued expenses and other current liabilities	308,567	357,835	208,228
Total current liabilities	3,162,509	3,083,956	7,342,836
Loan payable – related parties, net of current portion	17,368	26,362	150,619
Interest payable – related parties, net of current portion	—	2,474	1,208
Total liabilities	$3,179,877	$3,112,792	$7,494,663

Schedule of Consolidated Statements of Operations and Comprehensive Loss
	For the Three Months Ended March 31,
	2025	2024
REVENUES
Revenue - financial services	$187,469	259,757
Total revenues	187,469	259,757

COSTS OF REVENUES
Cost of revenue - financial services	22,132	63,196
Total costs of revenues	22,132	63,196

GROSS PROFIT (LOSS)
Gross profit (loss) - financial services	165,337	196,561
Total gross profit (loss)	165,337	196,561

OPERATING EXPENSES:
Advertising	-	20,568
Professional fees	105,227	206,660
Compensation and related benefits	134,640	239,848
Amortization of intangible assets	3,275	3,466
Other general and administrative	74,210	60,693

Total operating expenses	317,352	531,235

LOSS FROM OPERATIONS	(152,015)	(334,674)

OTHER (EXPENSE) INCOME:
Interest expense - related parties	(80,703)	(308)
Other income (expense)	49,963	766

Total other income (expense), net	(30,740)	458

LOSS BEFORE INCOME TAXES	(182,755)	(334,216)

INCOME TAXES	-	-

NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS	$(182,755)	$(334,216)

The following table presents the results of operations of the Company classified as discontinued operations for the periods presented:

	Three months ended December 31,	For the Years Ended September 30,
	2024	2024	2023
REVENUES
Revenue - general support services - related party	$—	$4,800,000	$19,200,000
Revenue - financial services	403,558	1,113,461	2,097,642
Total revenues	403,558	5,913,461	21,297,642

COSTS OF REVENUES
Cost of revenue - general support services - related party	—	4,650,000	18,775,000
Cost of revenue - financial services	42,944	264,945	2,865,783
Total costs of revenues	42,944	4,914,945	21,640,783

GROSS PROFIT (LOSS)
Gross profit - general support services - related party	—	150,000	425,000
Gross profit (loss) - financial services	360,614	848,516	(768,141)
Total gross profit (loss)	360,614	998,516	(343,141)

OPERATING EXPENSES:
Advertising	91	44,488	15,243
Professional fees	187,006	747,252	857,364
Compensation and related benefits	159,240	825,315	702,625
Amortization of intangible assets	3,370	13,813	8,549
Bad debt expense – related parties	—	6,141,000	650,285
Other general and administrative	75,534	300,071	226,262
Impairment loss	—	—
Total operating expenses	425,241	8,071,939	2,460,328

LOSS FROM OPERATIONS	(64,627)	(7,073,423)	(2,803,469)

OTHER (EXPENSE) INCOME:
Interest expense - related parties	(82,186)	(162,621)	(1,213)
Loss on extinguishment of vendor obligations	—	—
Gain on extinguishment of vendor obligations	—	—
Gain on termination of GSS GSA – related party	—	6,082,962
Gain on extinguishment of due to affiliates	—	—
Other (expense) income	(11,162)	12,161	36,568
Total other (expense) income, net	(93,348)	5,932,502	35,355
NET LOSS	$(157,975)	$(1,140,921)	$(2,768,114)